OTHER ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER ASSETS AND LIABILITIES
Schedule of analysis of other current and non-current assets and liabilities

	2021	2020

Other current assets:
Value added tax (“VAT”) receivables	124,004	82,394
Prepaid expenses	63,246	14,071
Advances given	2,918	1,637
Prepaid tax	4,702	2,907
Other	4,917	9,786

	199,787	110,795

NOTE 14 - OTHER ASSETS AND LIABILITIES (Continued)

	2021	2020

Other non-current assets:
VAT receivables (*)	292,146	—
Prepaid expenses	4,798	2,583
Other	314	223

	297,258	2,806
(*)	VAT receivables that are expected to be offset against VAT payables in more than one year have been classified as other non-current assets.

	2021	2020

Other current liabilities:
Taxes and funds payable	59,454	15,342
Payable to personnel	36,755	16,195
Expense accruals	27,118	8,532
Received upfront fee under ADS program (*)	17,617	—
Refund liability	8,505	—
Deferred income	1,163	9,684
Other liabilities (**)	12,931	2,026

	163,543	51,779

	2021	2020

Other non-current liabilities:
Received upfront fee under ADS program (*)	97,054	—
Deferred income	347	—

	97,401	—